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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23314

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                     PIMCO Flexible Municipal Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

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                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

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                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2021 to June 30, 2022

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   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23314
Reporting Period: 07/01/2021 - 06/30/2022
PIMCO Flexible Municipal Income Fund









===================== PIMCO Flexible Municipal Income Fund =====================


BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

Ticker:       MUC            Security ID:  09254L107
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       Withhold     Management
1.2   Elect Director Richard E. Cavanagh      For       Withhold     Management
1.3   Elect Director Cynthia L. Egan          For       Withhold     Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director Stayce Harris            For       For          Management
1.6   Elect Director J. Phillip Holloman      For       For          Management
1.7   Elect Director R. Glenn Hubbard         For       Withhold     Management
1.8   Elect Director Catherine A. Lynch       For       For          Management
1.9   Elect Director John M. Perlowski        For       For          Management
1.10  Elect Director Karen P. Robards         For       Withhold     Management


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BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

Ticker:       MUC            Security ID:  09254L107
Meeting Date: MAR 04, 2022   Meeting Type: Special
Record Date:  DEC 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2A    Approve Issuance of Additional Common   For       For          Management
      Shares in Connection with the MYC
      Reorganization Agreement
2B    Approve Issuance of Additional Common   For       For          Management
      Shares in Connection with the MCA
      Reorganization Agreement


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BLACKROCK MUNIHOLDINGS FUND, INC.

Ticker:       MHD            Security ID:  09253N104
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Cynthia L. Egan          For       For          Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director Stayce Harris            For       For          Management
1.6   Elect Director J. Phillip Holloman      For       For          Management
1.7   Elect Director R. Glenn Hubbard         For       For          Management
1.8   Elect Director Catherine A. Lynch       For       For          Management
1.9   Elect Director John M. Perlowski        For       For          Management
1.10  Elect Director Karen P. Robards         For       For          Management


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BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

Ticker:       MYC            Security ID:  09254M105
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       Withhold     Management
1.2   Elect Director Richard E. Cavanagh      For       Withhold     Management
1.3   Elect Director Cynthia L. Egan          For       Withhold     Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director Stayce Harris            For       For          Management
1.6   Elect Director J. Phillip Holloman      For       For          Management
1.7   Elect Director R. Glenn Hubbard         For       Withhold     Management
1.8   Elect Director Catherine A. Lynch       For       For          Management
1.9   Elect Director John M. Perlowski        For       For          Management
1.10  Elect Director Karen P. Robards         For       Withhold     Management


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BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

Ticker:       MYC            Security ID:  09254M105
Meeting Date: FEB 04, 2022   Meeting Type: Special
Record Date:  DEC 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Approve Reorganization of Funds         For       For          Management
      between BlackRock MuniYield California
      Fund, Inc. and BlackRock MuniHoldings
      California Quality Fund, Inc.


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BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.

Ticker:       MCA            Security ID:  09254N103
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       Withhold     Management
1.2   Elect Director Richard E. Cavanagh      For       Withhold     Management
1.3   Elect Director Cynthia L. Egan          For       Withhold     Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director Stayce Harris            For       For          Management
1.6   Elect Director J. Phillip Holloman      For       For          Management
1.7   Elect Director R. Glenn Hubbard         For       Withhold     Management
1.8   Elect Director Catherine A. Lynch       For       For          Management
1.9   Elect Director John M. Perlowski        For       For          Management
1.10  Elect Director Karen P. Robards         For       Withhold     Management


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BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.

Ticker:       MCA            Security ID:  09254N103
Meeting Date: MAR 04, 2022   Meeting Type: Special
Record Date:  DEC 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1C    Approve Reorganization of Funds         For       For          Management
      between BlackRock MuniYield California
      Quality Fund, Inc. and BlackRock
      MuniHoldings California Quality Fund,
      Inc.


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BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

Ticker:       BNY            Security ID:  09248L106
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director J. Phillip Holloman      For       For          Management
1.2   Elect Director Catherine A. Lynch       For       For          Management
1.3   Elect Director Karen P. Robards         For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y105
Meeting Date: NOV 17, 2021   Meeting Type: Annual
Record Date:  SEP 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Joanne T. Medero         For       For          Management
1a.3  Elect Director Matthew Thornton, III    For       For          Management


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NUVEEN MUNICIPAL CREDIT INCOME FUND

Ticker:       NZF            Security ID:  67070X101
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       Did Not Vote Management
1c.2  Elect Director Joanne T. Medero         For       Did Not Vote Management
1c.3  Elect Director Matthew Thornton, III    For       Did Not Vote Management


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NUVEEN QUALITY MUNICIPAL INCOME FUND

Ticker:       NAD            Security ID:  67066V101
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       Did Not Vote Management
1c.2  Elect Director Joanne T. Medero         For       Did Not Vote Management
1c.3  Elect Director Matthew Thornton, III    For       Did Not Vote Management

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Flexible Municipal Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2022